Income Taxes - Uncertain Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Uncertain Tax Benefits
Beginning balance	$ 269	$ 156
Additions for tax positions related to the current year	131	113
Reductions for tax positions related to prior years	3
Ending balance	$ 403	$ 269